Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Lease Commitments
Rental expense	$ 847	$ 823	$ 805
Minimum future rental payments under operating leases
2014	847
2015	847
2016	847
2017	847
2018	847
Thereafter	4,468
Total minimum future payments	8,703
R&D expenditures
Commitments
Other commitments	181
Capital expenditures
Commitments
Other commitments	$ 1,400